Exhibit 99.1-6

Schedule 6 - Data Integrity - Marketable Title Date

AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
219347846	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219347901	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219348008	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219348082	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found - Removed From Final Population
219348249	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219348316	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219348542	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219348771	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219349249	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219349398	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219349528	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found - Removed From Final Population
219349574	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found - Removed From Final Population
219349592	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219349732	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found
219349995	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	x	No Variance Found